UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                     ---------

                             Gabelli Gold Fund, Inc.
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             GABELLI GOLD FUND, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,
      During the second quarter of 2005, the Gabelli Gold Fund (the "Fund") fell 0.9%, while the Philadelphia Gold and Silver ("XAU") Index and the Lipper Gold Fund Average fell 0.5% and 0.9%, respectively. For the six-month period ended June 30, 2005, the Fund fell 5.4% versus declines of 5.8% and 5.0%% for the XAU Index and the Lipper Gold Fund Average, respectively.
      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.


COMPARATIVE RESULTS

----------------------------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (7/11/94)
                                              -------   ------     ------    ------     ------    -------   ---------
  GABELLI GOLD FUND CLASS AAA .............. (0.92)%    (5.44)%     6.54%    13.63%    24.27%      2.80%     4.24%

  Philadelphia Gold and Silver Index ....... (0.54)     (5.76)      9.10     10.70     11.67      (1.19)    (0.61)
  Lipper Gold Fund Average ................. (0.88)     (5.01)      8.28     14.31     21.02       2.48      2.45

  Class A .................................. (0.98)     (5.51)      6.48     13.61     24.26       2.80      4.23
                                             (6.68)(b) (10.92)(b)   0.34(b)  11.40(b)  22.80(b)    2.19(b)   3.67(b)
  Class B .................................. (1.12)     (5.84)      5.71     12.90     23.79       2.61      4.05
                                             (6.06)(c) (10.55)(c)   0.71(c)  12.11(c)  23.62(c)    2.61(c)   4.05(c)
  Class C .................................. (1.12)     (5.84)      5.74     12.93     23.81       2.62      4.06
                                             (2.11)(c)  (6.78)(c)   4.74(c)  12.93(c)  23.81(c)    2.62(c)   4.06(c)

(a) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY
     BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. INVESTING IN GOLD IS CONSIDERED SPECULATIVE AND IS AFFECTED BY A VARIETY OF WORLDWIDE ECONOMIC, FINANCIAL AND POLITICAL FACTORS.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 23, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the
 commentary   and  the  financial   statements,   including  the  portfolio  of
 investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

GABELLI GOLD FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.


                    Beginning       Ending      Annualized      Expenses
                  Account Value  Account Value    Expense     Paid During
                    01/01/05        06/30/05       Ratio         Period*
--------------------------------------------------------------------------------
GABELLI GOLD FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $  945.60       1.57%         $ 7.57
Class A            $1,000.00       $  944.90       1.57%         $ 7.57
Class B            $1,000.00       $  941.60       2.32%         $11.17
Class C            $1,000.00       $  941.60       2.32%         $11.17
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,017.01       1.57%         $ 7.85
Class A            $1,000.00       $1,017.01       1.57%         $ 7.85
Class B            $1,000.00       $1,013.29       2.32%         $11.58
Class C            $1,000.00       $1,013.29       2.32%         $11.58

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.



GABELLI GOLD FUND, INC.


North America ................................   61.5%
South Africa .................................   17.8%
United Kingdom ...............................    9.2%
Australia ....................................    8.1%
Latin America ................................    2.7%
Sweden .......................................    0.9%
Other Assets and Liabilities - Net ...........   (0.2)%
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                          COST            VALUE
     ------                                          ----           ------
              COMMON STOCKS -- 99.3%
              METALS AND MINING -- 99.3%
              AUSTRALIA -- 8.1%
   2,000,000  Central Asia Gold Ltd.+ (a) ...... $  1,309,748   $    908,460
     810,000  Kingsgate Consolidated
                Ltd. (a) .......................    2,073,051      1,747,546
     399,762  Leviathan Resources
                Ltd.+ (a) ......................       66,296        242,892
   7,045,000  Lihir Gold Ltd.+ (a) .............    5,795,012      6,491,145
     300,000  Newcrest Mining Ltd. (a) .........    1,708,256      3,947,136
   9,593,750  Oxiana Ltd.+ (a) .................    5,285,629      6,456,142
   1,000,000  Perseverance Corp. Ltd.+ (a) .....      226,560        230,892
     500,000  Sino Gold Ltd.+ (a) ..............      926,562        701,534
   5,175,000  Tanami Gold NL+ (a) ..............      692,921        286,978
                                                 ------------   ------------
                                                   18,084,035     21,012,725
                                                 ------------   ------------
              LATIN AMERICA -- 2.7%
     307,400  Compania de Minas
                Buenaventura SA, ADR ...........    5,059,158      7,067,126
                                                 ------------   ------------
              NORTH AMERICA -- 60.7%
     499,000  Agnico-Eagle Mines Ltd.,
                New York .......................    6,630,958      6,287,400
      55,000  Agnico-Eagle Mines Ltd.,
                Toronto ........................      751,332        688,173
     555,400  Arizona Star
                Resource Corp.+ ................      763,899      1,949,249
     500,000  Axmin Inc.+ ......................      167,044        194,866
   1,300,000  Axmin Inc.+ (b)(c) ...............      397,833        506,652
     225,000  Banro Corp.+ .....................      584,209        734,574
     125,000  Banro Corp.+ (b)(c) ..............      373,580        408,097
     335,000  Barrick Gold Corp. ...............    6,518,625      8,385,050
     876,700  Crystallex International
                Corp.+ .........................    2,542,120      3,156,120
     100,000  Eldorado Gold Corp.,
                New York+ ......................      173,000        267,000
   1,182,500  Eldorado Gold Corp.,
                Toronto+ .......................    2,617,471      3,136,733
     467,500  Eldorado Gold Corp.,
                Toronto+ (b)(c) ................      568,659      1,240,104
   1,300,000  Erdene Gold Inc.+ ................      833,239        986,778
     497,500  Freeport-McMoRan Copper &
                Gold Inc., Cl. B ...............    8,595,611     18,626,400
     200,000  Gammon Lake
                Resources Inc.+ ................      791,787      1,346,719
     460,000  Glamis Gold Ltd., New York+ ......    5,109,121      7,916,600
     208,200  Glamis Gold Ltd., Toronto+ .......    1,465,135      3,565,162
     197,600  Goldcorp Inc., New York ..........    1,911,949      3,118,128
     585,700  Goldcorp Inc., Toronto ...........    2,489,824      9,317,085
     102,000  Golden Queen Mining
                Co. Ltd.+ ......................       46,564         24,975

                                                                    MARKET
     SHARES                                          COST            VALUE
     ------                                          ----           ------
   1,000,000  Golden Queen Mining
                Co. Ltd.+ (b)(c) ............... $    393,794   $    244,858
     470,000  Golden Star Resources Ltd.,
                New York+ ......................      620,095      1,457,000
     500,000  Golden Star Resources Ltd.,
                Toronto+ .......................    1,096,548      1,550,767
   5,499,188  Guinor Gold Corp.+ ...............    3,064,002      4,263,980
     400,000  IAMGOLD Corp., New York ..........    2,441,950      2,728,000
   1,530,060  IAMGOLD Corp., Toronto ...........    6,813,183     10,327,780
      30,000  Ivanhoe Mines Ltd.,
                New York+ ......................      114,450        233,100
     270,000  Ivanhoe Mines Ltd.,
                Toronto+ .......................      589,798      2,097,943
     350,000  Jaguar Mining Inc.+ ..............      788,295        999,837
     585,000  Kinross Gold Corp.,
                New York+ ......................    4,122,388      3,568,500
     449,999  Kinross Gold Corp.,
                Toronto+ .......................    2,627,676      2,754,646
     645,295  Meridian Gold Inc.,
                New York+ ......................   10,013,710     11,615,310
      70,000  Meridian Gold Inc.,
                Toronto+ .......................      301,514      1,256,938
     300,000  Miramar Mining Corp.,
                New York+ ......................      364,650        345,000
     750,000  Miramar Mining Corp.,
                Toronto+ .......................      904,848        869,246
     200,000  Miramar Mining Corp.,
                Toronto+ (b)(c) ................      300,679        231,799
      60,000  Nevsun Resources Ltd.,
                New York+ ......................       69,834        115,200
     775,000  Nevsun Resources Ltd.,
                Toronto+ .......................    1,747,294      1,505,468
     175,000  Nevsun Resources Ltd.,
                Toronto+ (b)(c) ................      354,761        339,944
     490,071  Newmont Mining Corp. .............   16,203,822     19,127,471
     150,000  Orezone Resources Inc.,
                New York+ ......................      133,523        196,500
   1,051,000  Orezone Resources Inc.,
                Toronto+ .......................      630,462      1,372,511
     174,147  Placer Dome Inc.,
                Australia (a) ..................    1,550,935      2,676,755
     713,000  Placer Dome Inc., New York .......    8,484,613     10,965,940
      65,000  Placer Dome Inc., Toronto ........      836,246        994,736
   1,099,988  Radius Gold Inc.+ ................    1,333,974      1,221,012
   1,291,100  River Gold Mines Ltd.+ ...........    2,192,798        948,408
   1,300,000  Wesdome Gold
                Mines Inc.+ (b)(c) .............    1,360,115      1,358,146
                                                 ------------   ------------
                                                  112,787,917    157,222,660
                                                 ------------   ------------

                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                          COST            VALUE
     ------                                          ----           ------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
              SOUTH AFRICA -- 17.7%
      66,700  Anglo Platinum Ltd. (a) .......... $  2,468,125   $  2,976,054
     267,058  AngloGold Ashanti Ltd., ADR ......    9,043,560      9,541,983
     125,000  Gold Fields Ltd. (a) .............    1,625,000      1,429,032
   1,283,249  Gold Fields Ltd., ADR ............   16,126,284     14,564,876
     200,000  Harmony Gold
                Mining Co. Ltd. (a) ............    2,614,946      1,734,210
   1,011,326  Harmony Gold
                Mining Co. Ltd., ADR ...........   13,956,026      8,656,951
      20,000  Impala Platinum
                Holdings Ltd. (a) ..............    1,450,762      1,789,828
     228,000  Impala Platinum
                Holdings Ltd., ADR .............    2,553,975      5,099,015
                                                 ------------   ------------
                                                   49,838,678     45,791,949
                                                 ------------   ------------
              SWEDEN -- 0.9%
   1,769,846  Riddarhyttan
                Resources AB+ (a) ..............    1,340,180      2,424,979
                                                 ------------   ------------
              UNITED KINGDOM -- 9.2%
     500,000  Highland Gold Mining Ltd. ........    2,353,155      1,487,108
     255,000  Lonmin plc (a) ...................    4,446,895      4,815,325
     258,333  Monterrico Metals plc+ (a) .......      538,390      2,069,081
   1,067,200  Randgold Resources Ltd.,
                ADR+ ...........................    6,003,637     15,004,832
     200,000  Trans-Siberian Gold Ltd.+ ........      438,741        392,382
                                                 ------------   ------------
                                                   13,780,818     23,768,728
                                                 ------------   ------------
              TOTAL COMMON STOCKS ..............  200,890,786    257,288,167
                                                 ------------   ------------
              PREFERRED STOCKS -- 0.1%
              METALS AND MINING -- 0.1%
              SOUTH AFRICA -- 0.1%
      10,447  Anglo Platinum Ltd.,
                6.380% Cv. Pfd. ................      158,829        212,138
                                                 ------------   ------------
              WARRANTS -- 0.8%
              AUSTRALIA -- 0.0%
   2,375,000  Crescent Gold Ltd.,
                expire 11/30/05+ ...............            1         14,463
                                                 ------------   ------------
              NORTH AMERICA -- 0.8%
     145,500  Apollo Gold Corp.,
                expire 12/23/06+ (a)(b)(c) .....            0             24
     280,000  Goldcorp Inc.,
                expire 05/30/07+ ...............            0        731,309
     210,000  Goldcorp Inc.,
                expire 05/30/07+ (b)(c) ........            0        548,482
   1,000,000  Golden Queen Mining Co. Ltd.,
                expire 01/27/06+ (a)(b)(c) .....            0         14,379

                                                                    MARKET
     SHARES                                          COST            VALUE
     ------                                          ----           ------
     100,000  Golden Star Resources Ltd.,
                expire 02/14/07+ ............... $          0   $     89,781
     300,000  Mexgold Resources Inc.,
                expire 02/26/06+ (a)(b)(c) .....            0         95,467
     527,500  Northern Orion Resources Inc.,
                expire 05/29/08+ (b)(c) ........            0        529,567
                                                 ------------   ------------
                                                            0      2,009,009
                                                 ------------   ------------
              TOTAL WARRANTS ...................            1      2,023,472
                                                 ------------   ------------
              TOTAL
                INVESTMENTS -- 100.2% .......... $201,049,616    259,523,777
                                                 ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.2)% ...................     (497,007)
                                                                ------------
              NET ASSETS -- 100.0% ............................ $259,026,770
                                                                ============

----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $41,037,859 or 15.84% of total net assets.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $5,517,519 or 2.13% of total net assets.
 (c) At June 30, 2005, the Fund held investments in restricted securities that were valued under methods approved by the Board as follows:

                                                                       06/30/05
                                                                       CARRYING
ACQUISITION                                 ACQUISITION   ACQUISITION   VALUE
  SHARES    ISSUER                             DATE          COST      PER UNIT
 --------   ------                          -----------   ----------   --------
  145,500   Apollo Gold Corp.
             Warrants expire 12/23/06 ...... 12/17/02            --     $0.0002
1,300,000   Axmin Inc. ..................... 12/20/02    $  397,833      0.3897
  125,000   Banro Corp. .................... 03/25/04       373,580      3.2648
  467,500   Eldorado Gold Corp., Toronto ... 12/06/02       568,659      2.6526
  210,000   Goldcorp Inc.
             Warrants expire 05/30/07 ...... 05/14/02            --      2.6118
1,000,000   Golden Queen Mining Co. Ltd. ... 01/13/04       393,794      0.2449
1,000,000   Golden Queen Mining Co. Ltd.
             Warrants expire 01/27/06 ...... 01/13/04            --      0.0144
  300,000   Mexgold Resources Inc.
             Warrants expire 02/26/06 ...... 02/13/04            --      0.3182
  200,000   Miramar Mining Corp., Toronto .. 07/24/03       300,679      1.1590
  175,000   Nevsun Resources Ltd., Toronto . 02/12/03       354,761      1.9425
  527,500   Northern Orion Resources Inc.
             Warrants expire 05/29/08 ...... 07/30/03            --      1.0039
1,300,000   Wesdome Gold Mines Inc. ........ 12/22/03     1,360,115      1.0447

 +   Non-income producing security.
 ADR American Depository Receipt

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $201,049,616) ...............    $ 259,523,777
  Foreign currency, at value (cost $415,671) ..............          429,376
  Receivable for investments sold .........................          419,782
  Receivable for Fund shares sold .........................           43,828
  Dividends receivable ....................................            4,235
  Other assets ............................................            6,304
                                                               -------------
  TOTAL ASSETS ............................................      260,427,302
                                                               -------------
LIABILITIES:
  Payable to custodian ....................................          869,036
  Payable for investment advisory fees ....................          207,875
  Payable for shareholder services fees ...................          120,075
  Payable for distribution fees ...........................           54,988
  Payable for Fund shares redeemed ........................           52,893
  Other accrued expenses ..................................           95,665
                                                               -------------
  TOTAL LIABILITIES .......................................        1,400,532
                                                               -------------
  NET ASSETS applicable to 17,128,213
    shares outstanding ....................................    $ 259,026,770
                                                               =============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ......................    $      17,128
  Additional paid-in capital ..............................      208,803,423
  Accumulated net investment loss .........................       (9,071,025)
  Accumulated net realized gain on investments
    and foreign currency transactions .....................          789,649
  Net unrealized appreciation on investments ..............       58,474,161
  Net unrealized appreciation on foreign
    currency translations .................................           13,434
                                                               -------------
  NET ASSETS ..............................................    $ 259,026,770
                                                               =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($241,337,826 / 15,953,973 shares
    outstanding; 375,000,000 shares authorized
    of $0.001 par value) ..................................           $15.13
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($12,745,866 / 844,508 shares outstanding;
    250,000,000 shares authorized of $0.001
    par value) ............................................           $15.09
                                                                      ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ................................           $16.01
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,332,015 / 88,803 shares outstanding;
    125,000,000 shares authorized of $0.001
    par value) ............................................           $15.00(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($3,611,063 / 240,929 shares outstanding;
    125,000,000 shares authorized of $0.001
    par value) ............................................           $14.99(a)
                                                                      ======

----------------
  (a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $65,379) ..............       $  1,361,526
  Interest .................................................                439
                                                                   ------------
  TOTAL INVESTMENT INCOME ..................................          1,361,965
                                                                   ------------
EXPENSES:
  Investment advisory fees .................................          1,322,868
  Distribution fees -- Class AAA ...........................            308,534
  Distribution fees -- Class A .............................             15,907
  Distribution fees -- Class B .............................              6,688
  Distribution fees -- Class C .............................             18,420
  Shareholder services fees ................................            132,060
  Shareholder communications expenses ......................             64,003
  Custodian fees ...........................................             60,130
  Interest expense .........................................             45,983
  Registration fees ........................................             32,922
  Legal and audit fees .....................................             27,989
  Directors' fees ..........................................             16,956
  Miscellaneous expenses ...................................             47,382
                                                                   ------------
  TOTAL EXPENSES ...........................................          2,099,842
  Less: Custodian fee credit ...............................                 (3)
                                                                   ------------
  NET EXPENSES .............................................          2,099,839
                                                                   ------------
  NET INVESTMENT LOSS ......................................           (737,874)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................          2,322,232
  Net realized gain on foreign
    currency transactions ..................................             18,574
  Net realized loss on gold bullion ........................             (6,000)
  Net change in unrealized appreciation/
    depreciation on investment securities
    and foreign currency translations ......................        (19,103,658)
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .......................        (16,768,852)
                                                                   ------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................       $(17,506,726)
                                                                   ============

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED
                                               JUNE 30, 2005      YEAR ENDED
                                                (UNAUDITED)    DECEMBER 31, 2004
                                              -------------    -----------------
OPERATIONS:
  Net investment loss ......................  $    (737,874)    $  (2,224,180)
  Net realized gain on investments and
     foreign currency transactions .........      2,334,806         4,146,761
  Net change in unrealized appreciation/
     depreciation on investments and
     foreign currency translations .........    (19,103,658)      (44,885,915)
                                              -------------     -------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .............    (17,506,726)      (42,963,334)
                                              -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Class AAA ..............................             --        (3,312,438)
    Class A ................................             --          (181,165)
    Class B ................................             --            (7,311)
    Class C ................................             --           (22,921)
                                              -------------     -------------
                                                         --        (3,523,835)
                                              -------------     -------------
   Net realized gains
    Class AAA ..............................             --          (142,675)
    Class A ................................             --            (7,803)
    Class B ................................             --              (315)
    Class C ................................             --              (987)
                                              -------------     -------------
                                                         --          (151,780)
                                              -------------     -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....             --        (3,675,615)
                                              -------------     -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..............................    (21,386,743)      (28,350,605)
    Class A ................................       (278,532)        9,288,117
    Class B ................................       (146,324)          170,435
    Class C ................................       (240,033)        1,673,158
                                              -------------     -------------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ............    (22,051,632)      (17,218,895)
                                              -------------     -------------
   REDEMPTION FEES .........................         46,369           243,151
                                              -------------     -------------
   NET DECREASE IN NET ASSETS ..............    (39,511,989)      (63,614,693)
NET ASSETS:
   Beginning of period .....................    298,538,759       362,153,452
                                              -------------     -------------
   End of period ...........................  $ 259,026,770     $ 298,538,759
                                              =============     =============

                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Gold Fund, Inc. (the "Fund") was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value and magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $2,034,500 and to decrease accumulated net realized gain on investments and foreign currency transactions by $1,882,721, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 was $3,675,615 of ordinary income.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

      Capital loss carryforward ............................ $(1,111,697)
      Net unrealized appreciation on investments,
        foreign receivables and payables and foreign
        currency translation ...............................  68,824,642
                                                             -----------
      Total accumulated gain ............................... $67,712,945
                                                             ===========

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $1,111,697, which are available to reduce future required distributions of net capital gains to shareholders. $466,476 is available through 2007; $544,166 is available through 2008; and $101,055 is available through 2009. For the year ended December 31, 2004, the Fund utilized net Federal tax capital loss carryforwards of $2,082,690.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                       GROSS          GROSS      NET UNREALIZED
                                     UNREALIZED     UNREALIZED     APPRECIATION/
                        COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                        ----        ------------   ------------   --------------
    Investments ... $209,608,562    $71,552,740    $(21,637,525)    $49,915,215

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $351,753 and $22,946,192, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $6,001 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2005, there was a balance of $861,000 outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2005 was $1,773,203, with a weighted average interest rate of 3.43%. The maximum amount borrowed at any time during the six months ended June 30, 2005 was $6,471,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, The Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $46,369.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2005                     YEAR ENDED
                                                              (UNAUDITED)                   DECEMBER 31, 2004
                                                     ----------------------------     ----------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------      ------------     -----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------     ----------------------------
Shares sold ........................................  1,757,925      $ 26,588,128       8,359,688    $ 135,858,380
Shares issued upon reinvestment of dividends .......         --                --         193,442        3,067,415
Shares redeemed .................................... (3,242,079)      (47,974,871)    (10,480,259)    (167,276,400)
                                                     ----------      ------------     -----------    -------------
  Net decrease ..................................... (1,484,154)     $(21,386,743)     (1,927,129)   $ (28,350,605)
                                                     ==========      ============     ===========    =============
                                                               CLASS A                           CLASS A
                                                     ----------------------------     ----------------------------
Shares sold ........................................     29,117      4    435,775         643,925    $  10,598,996
Shares issued upon reinvestment of dividends .......         --                --          11,530          182,863
Shares redeemed ....................................    (48,955)         (714,307)        (92,773)      (1,493,742)
                                                     ----------      ------------     -----------    -------------
  Net increase (decrease) ..........................    (19,838)     $   (278,532)        562,682    $   9,288,117
                                                     ==========      ============     ===========    =============
                                                               CLASS B                           CLASS B
                                                     ----------------------------     ----------------------------
Shares sold ........................................      2,605      $     37,157          36,213    $     609,785
Shares issued upon reinvestment of dividends .......         --                --             271            4,291
Shares redeemed ....................................    (12,028)         (183,481)        (28,068)        (443,641)
                                                     ----------      ------------     -----------    -------------
  Net increase (decrease) ..........................     (9,423)     $   (146,324)          8,416    $     170,435
                                                     ==========      ============     ===========    =============
                                                               CLASS C                           CLASS C
                                                     ----------------------------     ----------------------------
Shares sold ........................................     19,246      $    288,041         172,562    $   2,827,090
Shares issued upon reinvestment of dividends .......         --                --           1,293           20,442
Shares redeemed ....................................    (35,349)         (528,074)        (79,002)      (1,174,374)
                                                     ----------      ------------     -----------    -------------
  Net increase (decrease) ..........................    (16,103)     $   (240,033)         94,853    $   1,673,158
                                                     ==========      ============     ===========    =============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

GABELLI GOLD FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                    INCOME
                           FROM INVESTMENT OPERATIONS                              DISTRIBUTIONS
              ------------------------------------------------------    -------------------------------------
                                              Net
              Net Asset                   Realized and      Total                     Net
  Period        Value,        Net           Unrealized      from           Net      Realized
   Ended      Beginning   Investment      Gain (Loss) on  Investment    Investment   Gain on       Total
December 31   of Period Income (Loss)(b)   Investments    Operations      Income   Investments  Distributions
-----------   --------- ----------------  --------------  ----------    ---------- -----------  -------------
CLASS AAA
  2005(g)       $16.00     $(0.04)            $(0.83)       $(0.87)           --         --            --
  2004           18.18      (0.12)             (1.87)        (1.99)       $(0.19)    $(0.01)       $(0.20)
  2003           12.28      (0.08)              6.11          6.03         (0.17)        --         (0.17)
  2002            6.56      (0.02)              5.74          5.72            --         --            --
  2001            5.26       0.07               1.30          1.37         (0.07)        --         (0.07)
  2000            6.23      (0.00)(d)          (0.97)        (0.97)           --         --            --
CLASS A (A)
  2005(g)       $15.97     $(0.04)            $(0.84)       $(0.88)           --         --            --
  2004           18.16      (0.12)             (1.86)        (1.98)       $(0.21)    $(0.01)       $(0.22)
  2003           12.28      (0.08)              6.11          6.03         (0.19)        --         (0.19)
CLASS B (A)
  2005(g)       $15.93     $(0.10)            $(0.83)       $(0.93)           --         --            --
  2004           18.10      (0.23)             (1.87)        (2.10)       $(0.08)    $(0.00)(d)    $(0.08)
  2003           12.28      (0.18)              6.07          5.89         (0.11)        --         (0.11)
CLASS C (A)
  2005(g)       $15.92     $(0.10)            $(0.83)       $(0.93)           --         --            --
  2004           18.10      (0.23)             (1.87)        (2.10)       $(0.09)    $(0.00)(d)    $(0.09)
  2003           12.28      (0.18)              6.08          5.90         (0.12)        --         (0.12)

                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ----------------------------------------------------------

                          Net Asset           Net Assets    Net
  Period                    Value,              End of   Investment                   Portfolio
   Ended       Redemption   End of    Total     Period     Income        Operating     Turnover
December 31      Fees(b)    Period   Return+  (in 000's)   (Loss)    Expenses(c)(e)(f)   Rate
-----------    ----------  --------  -------  ----------  ---------  ----------------- --------
CLASS AAA
  2005(g)       $0.00(d)    $15.13    (5.4)%   $241,338   (0.54)%(h)      1.57%(h)         0%
  2004           0.01        16.00   (10.9)     279,081   (0.73)          1.54            11
  2003           0.04        18.18    49.4      352,112   (0.58)          1.55            12
  2002             --        12.28    87.2      138,906   (0.15)          1.67            53
  2001             --         6.56    26.0       15,514    1.19           2.46            37
  2000             --         5.26   (15.6)      13,329   (0.01)          2.49            21
CLASS A (A)
  2005(g)       $0.00(d)    $15.09    (5.5)%   $ 12,746   (0.54)%(h)      1.57%(h)         0%
  2004           0.01        15.97   (10.8)      13,802   (0.76)          1.54            11
  2003           0.04        18.16    49.4        5,480   (0.58)          1.55            12
CLASS B (A)
  2005(g)       $0.00(d)    $15.00    (5.8)%   $  1,332   (1.31)%(h)      2.32%(h)         0%
  2004           0.01        15.93   (11.6)       1,565   (1.49)          2.29            11
  2003           0.04        18.10    48.3        1,626   (1.33)          2.30            12
CLASS C (A)
  2005(g)       $0.00(d)    $14.99    (5.8)%   $  3,611   (1.30)%(h)      2.32%(h)         0%
  2004           0.01        15.92   (11.5)       4,091   (1.49)          2.29            11
  2003           0.04        18.10    48.4        2,935   (1.33)          2.30            12

---------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sale charges. Total return for the period of less than one year is not annualized.
(a) Class A, Class B and Class C shares were outstanding for the period December 27, 2002 through December 31, 2002. Financial Highlights are not presented for Class A, Class B and Class C shares as the information for this period is not considered meaningful.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) The Fund incurred interest expense during the years ended December 31, 2002, 2001, and 2000. If interest expense had not been incurred, the Class AAA ratios of operating expenses to average net assets would have been 1.64%, 2.40%, and 2.40%, respectively.
(d) Amount represents less than $0.005 per share.
(e) The Fund incurred interest expense during the six months ended June 30, 2005 and the year ended December 31, 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.54% and 1.52% (Class AAA), 1.54% and 1.52% (Class A), 2.29% and 2.27%
    (Class B), and 2.29% and 2.27% (Class C), respectively.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.
(g) For the six months ended June 30, 2005, unaudited.
(h) Annualized.

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of Gabelli Gold Fund, Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Directors"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Contract (the "Advisory Contract") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 16, 2005, the Independent Directors, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Contract.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Directors considered the nature, quality and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Directors in their capacity as directors and other services. Specifically, the Independent Directors received and considered information regarding the size, education and experience of the Adviser's staff, the Adviser's fundamental research capabilities and the Adviser's approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Based  on  the  above  factors,   together  with  those  referenced  below,  the
Independent Directors concluded that the Adviser's services are extensive in nature and that the Adviser consistently delivered a high level of service.

FUND PERFORMANCE. The Independent Directors considered information as to short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund's Lipper, Inc. peer group, and concluded that the Adviser was delivering acceptable performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

FUND FEES AND EXPENSES. The Independent Directors considered the Fund's contractual management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Directors noted that the mix of services under the Advisory Contract are much more extensive than those under the advisory agreements for non-fund clients. While the Independent Directors recognized that the investment advisory fee paid by the Fund is slightly above average for its peer group, they concluded that the fee is acceptable based upon the qualifications, experience, reputation and performance of the Adviser and the moderate overall expense ratio of the Fund.

PROFITABILITY. The Independent Directors received and considered information regarding the Adviser's overall profitability and costs, and pro forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Directors also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently-enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Directors concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

ECONOMIES OF SCALE. The Independent Directors received and considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Directors noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Independent Directors concluded that, based upon its current asset size, there did not appear to be substantial opportunities to benefit from economies of scale.

The Independent Directors also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

OTHER BENEFITS TO THE ADVISER. The Independent Directors also received and considered information regarding the character and amount of other incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Independent Directors concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as greater name recognition, affiliated brokerage commissions or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. As discussed above, the Independent Directors reviewed detailed materials received from the Adviser as part of the re-approval process under
Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least in each of its regular meetings, which include, among other things, Fund performance reports.

As a part of their decision-making process, the Independent Directors noted that the Adviser has managed the Fund since its inception, and the Independent Directors believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Directors considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Directors considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Directors concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

In considering the Advisory Contract, the Independent Directors did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Directors that shareholders had received over the long term good absolute and relative performance at reasonable fees. After considering the above-described factors and based on their deliberations and their evaluation of the information provided to them, the Independent Directors concluded that re-approval of the Advisory Contract was in the best interests of the Fund and its shareholders. Accordingly, the Independent Directors unanimously agreed to recommend the continuation of the Advisory Contract.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                             GABELLI GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                        Werner J. Roeder, MD
CHAIRMAN AND CHIEF                           MEDICAL DIRECTOR
EXECUTIVE OFFICER                            LAWRENCE HOSPITAL
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                               Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER                      MANAGING DIRECTOR
CERUTTI CONSULTANTS, INC.                    BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                          Daniel E. Zucchi
ATTORNEY-AT-LAW                              PRESIDENT
ANTHONY J. COLAVITA, P.C.                    DANIEL E. ZUCCHI ASSOCIATES

Karl Otto Pohl                               Salvatore J. Zizza
FORMER PRESIDENT                             CHAIRMAN
DEUTSCHE BUNDESBANK                          HALLMARK ELECTRICAL SUPPLIES CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                                 Bruce N. Alpert
PORTFOLIO MANAGER                            PRESIDENT AND TREASURER

James E. McKee                               Peter D. Goldstein
SECRETARY                                    CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB008Q205SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

GABELLI
GOLD
FUND,
INC.

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.



     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.